AI Powered Equity ETF
Schedule of Investments
December 31, 2022 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.0%
Bermuda - 0.8%
Thrifts & Mortgage Finance - 0.4%
Essent Group, Ltd.	8,559	$332,774
Trading Companies & Distributors - 0.4%
Triton International, Ltd.	5,118	352,016
Total Bermuda		684,790

Cayman Islands - 2.7%
Semiconductors & Semiconductor Equipment - 2.7%
Ambarella, Inc. (a)	30,201	2,483,428

Ireland - 2.6%
Building Products - 0.1%
Johnson Controls International PLC	1,921	122,944
Insurance - 0.4%
Willis Towers Watson PLC	1,556	380,567
Machinery - 0.4%
Pentair PLC	7,506	337,620
Pharmaceuticals - 1.7%
Perrigo Co. PLC	46,923	1,599,605
Total Ireland		2,440,736

Jersey - 1.5%
Containers & Packaging - 1.3%
Amcor PLC	104,588	1,245,643
Health Care Equipment & Supplies - 0.2%
Novocure, Ltd. (a)	2,481	181,981
Total Jersey		1,427,624

Netherlands - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
NXP Semiconductors NV	3,754	593,245

United States - 90.7%
Aerospace & Defense - 1.0%
Lockheed Martin Corp.	560	272,434
Spirit AeroSystems Holdings, Inc. - Class A	21,521	637,022
Total Aerospace & Defense		909,456
Airlines - 4.6%
Delta Air Lines, Inc. (a)	81,779	2,687,258
JetBlue Airways Corporation (a)	199,161	1,290,563
United Airlines Holdings, Inc. (a)(b)	8,246	310,874
Total Airlines		4,288,695
Auto Components - 0.4%
QuantumScape Corp. - Class A (a)(b)	67,990	385,503
Banks - 0.5%
Ameris Bancorp (b)	7,274	342,896
Independent Bank Corp.	1,891	159,657
Total Banks		502,553
Beverages - 0.6%
Molson Coors Beverage Co. - Class B (b)	11,667	601,084
Biotechnology - 6.7%
Biogen, Inc. (a)	2,034	563,255
Blueprint Medicines Corp. (a)	4,616	202,227
Cerevel Therapeutics Holdings, Inc. (a)(b)	11,313	356,812
Exact Sciences Corp. (a)	6,500	321,815
Halozyme Therapeutics, Inc. (a)	4,988	283,817
Ionis Pharmaceuticals, Inc. (a)	7,649	288,903
Regeneron Pharmaceuticals, Inc. (a)	3,881	2,800,103
Relay Therapeutics, Inc. (a)	10,453	156,168
Sarepta Therapeutics, Inc. (a)	4,569	592,051
Ultragenyx Pharmaceutical, Inc. (a)	13,148	609,147
Total Biotechnology		6,174,298
Building Products - 2.3%
Carrier Global Corp.	45,904	1,893,540
Resideo Technologies, Inc. (a)	16,675	274,304
Total Building Products		2,167,844
Capital Markets - 1.6%
Blackstone, Inc.	3,401	252,320
S&P Global, Inc. (b)	3,641	1,219,517
Total Capital Markets		1,471,837
Chemicals - 0.3%
Intrepid Potash, Inc. (a)	7,930	228,939
Livent Corp. (a)	188	3,736
Total Chemicals		232,675
Commercial Services & Supplies - 1.2%
Copart, Inc. (a)	18,905	1,151,125
Communications Equipment - 0.2%
Clearfield, Inc. (a)(b)	1,016	95,646
Juniper Networks, Inc.	2,570	82,137
Total Communications Equipment		177,783
Construction & Engineering - 0.2%
Ameresco, Inc. - Class A (a)(b)	2,673	152,735
Consumer Finance - 3.5%
American Express Co.	20,415	3,016,316
SLM Corp. (b)	12,255	203,433
Total Consumer Finance		3,219,749
Containers & Packaging - 0.2%
Ball Corp.	4,239	216,782
Diversified Consumer Services - 0.3%
2U, Inc. (a)	21,942	137,576
H&R Block, Inc. (b)	2,751	100,439
Total Diversified Consumer Services		238,015
Diversified Telecommunication Services - 1.3%
Frontier Communications Parent, Inc. (a)	10,699	272,611
Verizon Communications, Inc.	23,119	910,888
Total Diversified Telecommunication Services		1,183,499
Electric Utilities - 0.4%
Entergy Corp.	3,556	400,050
OGE Energy Corp.	135	5,339
Total Electric Utilities		405,389
Electrical Equipment - 2.1%
Array Technologies, Inc. (a)	22,808	440,879
Bloom Energy Corp. - Class A (a)(b)	57,542	1,100,202
ChargePoint Holdings, Inc. - Class A (a)(b)	38,969	371,375
Total Electrical Equipment		1,912,456
Electronic Equipment, Instruments & Components - 0.3%
TD SYNNEX Corp.	2,810	266,135
Entertainment - 3.0%
AMC Entertainment Holdings, Inc. - Class A (a)(b)	492,978	2,006,420
Liberty Media Corp-Liberty Formula One - Class C (a)	4,625	276,483
Netflix, Inc. (a)	10	2,949
ROBLOX Corp. - Class A (a)	19,562	556,735
Total Entertainment		2,842,587
Food Products - 1.6%
Kraft Heinz Co.	24,571	1,000,286
The Simply Good Foods Co. (a)	13,641	518,767
Total Food Products		1,519,053
Gas Utilities - 0.3%
National Fuel Gas Co.	4,027	254,909
Health Care Equipment & Supplies - 0.3%
ResMed, Inc.	1,559	324,475
Health Care Providers & Services - 2.0%
AdaptHealth Corp. (a)(b)	15,229	292,701
Encompass Health Corp.	9,714	580,994
Tenet Healthcare Corp. (a)	20,411	995,853
Total Health Care Providers & Services		1,869,548
Health Care Technology - 0.9%
Schrodinger, Inc. (a)	45,109	843,087
Hotels, Restaurants & Leisure - 5.4%
Bally’s Corp. (a)(b)	12,535	242,928
Booking Holdings, Inc. (a)	118	237,803
Expedia Group, Inc. (a)	3,687	322,981
Marriott Vacations Worldwide Corp.	602	81,023
SeaWorld Entertainment, Inc. (a)(b)	30,973	1,657,366
Starbucks Corp.	25,194	2,499,246
Total Hotels, Restaurants & Leisure		5,041,347
Household Durables - 1.9%
Lennar Corporation - Class A	15,653	1,416,596
Tempur Sealy International, Inc. (b)	9,563	328,298
Total Household Durables		1,744,894
Household Products - 0.5%
Colgate-Palmolive Co.	5,705	449,497
Independent Power and Renewable Electricity Producers - 0.0% (d)
Sunnova Energy International, Inc. (a)(b)	289	5,205
Insurance - 3.3%
Aflac, Inc.	2,734	196,684
Brighthouse Financial, Inc. (a)	2,138	109,615
Reinsurance Group of America, Inc.	491	69,766
The Progressive Corp.	18,720	2,428,172
W R Berkley Corp.	3,881	281,644
Total Insurance		3,085,881
Interactive Media & Services - 1.5%
Bumble, Inc. - Class A (a)(b)	51,110	1,075,865
fuboTV, Inc. (a)(b)	164,898	286,923
Total Interactive Media & Services		1,362,788
IT Services - 8.2%
Cognizant Technology Solutions Corp. - Class A	49,250	2,816,607
DXC Technology Co. (a)(b)	133,151	3,528,501
Euronet Worldwide, Inc. (a)	10,078	951,162
MongoDB, Inc. - Class A (a)(b)	1,321	260,026
Total IT Services		7,556,296
Life Sciences Tools & Services - 1.8%
Bruker Corp. (b)	3,420	233,757
Maravai LifeSciences Holdings, Inc. - Class A (a)	31,803	455,101
Mettler-Toledo International, Inc. (a)	161	232,717
Syneos Health, Inc. (a)	20,647	757,332
Total Life Sciences Tools & Services		1,678,907
Machinery - 0.6%
John Bean Technologies Corp.	3,358	306,686
Nikola Corp. (a)(b)	118,856	256,729
Total Machinery		563,415
Media - 0.4%
News Corp. - Class A (b)	17,876	325,343
Metals & Mining - 1.3%
Steel Dynamics, Inc. (b)	12,345	1,206,107
Multiline Retail - 0.1%
Nordstrom, Inc. (b)	8,196	132,283
Oil, Gas & Consumable Fuels - 4.7%
APA Corp.	2,903	135,512
CONSOL Energy, Inc.	19,686	1,279,590
Murphy Oil Corp. (b)	5,848	251,523
Southwestern Energy Co. (a)(b)	359,799	2,104,825
Texas Pacific Land Corp. (b)	254	595,434
Total Oil, Gas & Consumable Fuels		4,366,884
Personal Products - 0.6%
Veru, Inc. (a)	98,255	518,786
Pharmaceuticals - 4.9%
Cassava Sciences, Inc. (a)(b)	2,504	73,968
Merck & Co, Inc.	2,828	313,767
Organon & Co. (b)	55,629	1,553,718
Pfizer, Inc. (b)	38,586	1,977,146
SIGA Technologies, Inc. (b)	52,874	389,153
Viatris, Inc.	18,930	210,691
Total Pharmaceuticals		4,518,443
Professional Services - 1.4%
Booz Allen Hamilton Holding Corp.	9,470	989,805
ManpowerGroup, Inc.	3,478	289,404
Total Professional Services		1,279,209
Real Estate Investment Trusts (REITs) - 0.4%
Brixmor Property Group, Inc.	12,943	293,418
Kite Realty Group Trust	5,761	121,269
Total Real Estate Investment Trusts (REITs)		414,687
Real Estate Management & Development - 0.2%
Zillow Group, Inc. - Class A (a)	5,219	162,885
Road & Rail - 0.1%
Avis Budget Group, Inc. (a)	588	96,391
Semiconductors & Semiconductor Equipment - 5.3%
Cirrus Logic, Inc. (a)	4,651	346,406
KLA Corp.	8,002	3,016,994
Marvell Technology, Inc.	10,892	403,440
Photronics, Inc. (a)(b)	12,185	205,074
Qorvo, Inc. (a)	3,475	314,974
Semtech Corp. (a)	11,945	342,702
SolarEdge Technologies, Inc. (a)	1,120	317,262
Total Semiconductors & Semiconductor Equipment		4,946,852
Software - 5.0%
Bentley Systems, Inc. - Class B	15,227	562,790
Rapid7, Inc. (a)	8,114	275,714
Sprout Social, Inc. - Class A (a)	66	3,726
Tenable Holdings, Inc. (a)	16,138	615,665
Unity Software, Inc. (a)(b)	90,249	2,580,219
Zoom Video Communications, Inc. - Class A (a)	8,153	552,284
Total Software		4,590,398
Specialty Retail - 4.4%
AutoNation, Inc. (a)(b)	2,878	308,809
Five Below, Inc. (a)	479	84,721
O’Reilly Automotive, Inc. (a)	4,348	3,669,843
Total Specialty Retail		4,063,373
Textiles, Apparel & Luxury Goods - 1.5%
Tapestry, Inc.	37,387	1,423,697
Thrifts & Mortgage Finance - 0.6%
Rocket Cos, Inc. - Class A (b)	75,586	529,102
Trading Companies & Distributors - 0.7%
GATX Corp.	1,545	164,295
Herc Holdings, Inc. (b)	4,163	547,726
Total Trading Companies & Distributors		712,021
Total United States		83,671,275
TOTAL COMMON STOCKS (Cost $95,521,774)		91,715,786

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 26.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.49% (c)	24,592,409	24,592,409
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $24,592,409)		24,592,409

Total Investments (Cost $120,114,183) - 125.5%		116,308,195
Liabilities in Excess of Other Assets - (25.5)%		(23,620,538)
TOTAL NET ASSETS - 100.0%		$92,687,657

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at December 31, 2022.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Amount is less than 0.05%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2022, AIEQ, HACK, VALT, AWAY, GERM, MJUS, SILX, AWYX, IVES, ITEQ and ETHO did not hold any fair valued securities. As of December 31, 2022, SILJ held three fair valued securities and MJ, IPAY and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2022:

AIEQ
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$91,715,786	$-	$-	$91,715,786
Investments Purchased with Securities Lending Collateral*	-	-	-	24,592,409
Total Investments in Securities	$91,715,786	$-	$-	$116,308,195

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.